Other Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jan. 01, 2012
Other Accrued Liabilities
Employee benefits and insurance, including pension and other postretirement benefits	$ 76,646	$ 63,956
Warranty	24,221	18,076
Litigation Liability	25,500		25,500
Interest	15,293	2,103
Environmental remediation	5,135	4,160
Rebate	6,050	6,934
Deferred lease obligation	27,782	22,212
Commodity forward contracts	6,518
Federal excise tax	15,338	12,609
Other	105,159	63,786
Total other accrued liabilities - current	307,642	193,836
Environmental remediation	52,361	47,726
Management nonqualified deferred compensation plan	19,704	21,483
Non-current portion of accrued income tax liability	20,396	28,024
Deferred lease obligation	14,932	14,448
Other	15,609	15,479
Total other long-term liabilities	123,002	127,160
Reconciliation of the changes in product warranty liability
Balance at the beginning of the period	18,076	14,010
Payments made	(142)	(1,468)
Warranties issued	12,646	8,294
Changes related to preexisting warranties	(6,359)	(2,760)
Balance at the end of period	$ 24,221	$ 18,076